Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investment Grade Bond Portfolio
March 31, 2023
VIPIGB-NPRT1-0523
1.799863.119
Nonconvertible Bonds - 34.6%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
2.55% 12/1/33	8,483,000	6,823,302
3.8% 12/1/57	8,657,000	6,427,043
4.3% 2/15/30	1,940,000	1,885,139
4.75% 5/15/46	10,884,000	9,829,596
Verizon Communications, Inc.:
2.1% 3/22/28	3,395,000	3,024,338
2.55% 3/21/31	3,143,000	2,677,494
3% 3/22/27	735,000	698,287
4.862% 8/21/46	4,225,000	4,023,091
5.012% 4/15/49	164,000	158,652
		35,546,942
Entertainment - 0.4%
The Walt Disney Co.:
3.8% 3/22/30	13,068,000	12,598,878
4.7% 3/23/50	4,126,000	4,033,556
		16,632,434
Media - 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.4% 4/1/33	1,435,000	1,273,435
4.908% 7/23/25	2,191,000	2,169,135
5.25% 4/1/53	1,435,000	1,162,974
5.375% 5/1/47	10,316,000	8,511,198
5.5% 4/1/63	1,435,000	1,164,475
6.484% 10/23/45	1,557,000	1,475,095
Comcast Corp.:
3.9% 3/1/38	608,000	544,215
4.65% 7/15/42	1,441,000	1,370,184
Discovery Communications LLC:
3.625% 5/15/30	1,973,000	1,749,668
4.65% 5/15/50	5,336,000	4,081,517
Fox Corp.:
4.03% 1/25/24	720,000	712,168
4.709% 1/25/29	1,042,000	1,032,820
5.476% 1/25/39	1,027,000	983,308
5.576% 1/25/49	682,000	651,664
Magallanes, Inc.:
3.428% 3/15/24 (b)	2,320,000	2,266,566
3.638% 3/15/25 (b)	1,270,000	1,226,739
3.755% 3/15/27 (b)	2,484,000	2,339,253
4.054% 3/15/29 (b)	861,000	800,845
4.279% 3/15/32 (b)	3,451,000	3,081,042
5.05% 3/15/42 (b)	1,789,000	1,496,381
5.141% 3/15/52 (b)	2,782,000	2,254,069
Time Warner Cable LLC:
4.5% 9/15/42	525,000	403,175
5.5% 9/1/41	965,000	833,803
5.875% 11/15/40	852,000	772,196
6.55% 5/1/37	11,472,000	11,307,869
7.3% 7/1/38	2,146,000	2,226,779
		55,890,573
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc.:
3.2% 3/15/27 (b)	2,687,000	2,528,137
3.8% 3/15/32 (b)	2,344,000	2,103,624
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	3,463,000	3,328,889
3.875% 4/15/30	5,007,000	4,698,137
4.375% 4/15/40	747,000	669,476
4.5% 4/15/50	1,468,000	1,278,470
		14,606,733
TOTAL COMMUNICATION SERVICES		122,676,682
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.1%
General Motors Financial Co., Inc. 4.25% 5/15/23	1,181,000	1,178,863
Volkswagen Group of America Finance LLC 3.125% 5/12/23 (b)	2,832,000	2,823,885
		4,002,748
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.5% 7/1/27	956,000	925,918
3.6% 7/1/30	1,138,000	1,079,324
		2,005,242
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24	2,495,000	2,406,005
Specialty Retail - 0.4%
AutoNation, Inc. 4.75% 6/1/30	434,000	407,952
AutoZone, Inc.:
3.625% 4/15/25	649,000	632,495
4% 4/15/30	3,015,000	2,863,971
Lowe's Companies, Inc.:
3.35% 4/1/27	384,000	368,102
3.75% 4/1/32	1,183,000	1,092,323
4.25% 4/1/52	4,817,000	3,952,803
4.45% 4/1/62	4,962,000	4,050,174
4.5% 4/15/30	2,166,000	2,140,486
O'Reilly Automotive, Inc. 4.2% 4/1/30	668,000	642,380
		16,150,686
TOTAL CONSUMER DISCRETIONARY		24,564,681
CONSUMER STAPLES - 2.5%
Beverages - 1.5%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	5,260,000	5,238,041
4.9% 2/1/46	6,535,000	6,386,737
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	2,100,000	1,979,925
4.35% 6/1/40	2,002,000	1,858,894
4.5% 6/1/50	2,838,000	2,658,443
4.6% 6/1/60	2,100,000	1,951,009
4.75% 4/15/58	3,264,000	3,073,059
5.45% 1/23/39	2,662,000	2,794,980
5.55% 1/23/49	6,083,000	6,521,385
5.8% 1/23/59 (Reg. S)	6,427,000	7,053,779
Molson Coors Beverage Co.:
3% 7/15/26	4,258,000	4,020,494
5% 5/1/42	7,433,000	7,016,881
The Coca-Cola Co.:
3.375% 3/25/27	3,224,000	3,169,064
3.45% 3/25/30	1,970,000	1,893,874
		55,616,565
Food Products - 0.4%
General Mills, Inc. 2.875% 4/15/30	408,000	365,328
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (b)	5,004,000	4,443,552
3% 5/15/32 (b)	4,479,000	3,507,998
3.625% 1/15/32 (b)	1,723,000	1,428,315
5.125% 2/1/28 (b)	1,885,000	1,820,401
5.5% 1/15/30 (b)	717,000	684,477
5.75% 4/1/33 (b)	3,880,000	3,705,400
		15,955,471
Tobacco - 0.6%
Altria Group, Inc.:
4.25% 8/9/42	3,140,000	2,458,431
4.5% 5/2/43	2,104,000	1,682,363
4.8% 2/14/29	575,000	570,421
5.375% 1/31/44	1,907,000	1,744,622
5.95% 2/14/49	753,000	712,226
Imperial Tobacco Finance PLC:
4.25% 7/21/25 (b)	8,792,000	8,509,871
6.125% 7/27/27 (b)	1,890,000	1,937,702
Reynolds American, Inc.:
4.45% 6/12/25	1,329,000	1,304,992
5.7% 8/15/35	689,000	651,393
6.15% 9/15/43	2,271,000	2,150,050
7.25% 6/15/37	1,681,000	1,827,914
		23,549,985
TOTAL CONSUMER STAPLES		95,122,021
ENERGY - 4.0%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	34,000	33,298
4.85% 11/15/35	1,223,000	1,175,551
		1,208,849
Oil, Gas & Consumable Fuels - 4.0%
Canadian Natural Resources Ltd.:
3.8% 4/15/24	3,850,000	3,785,069
5.85% 2/1/35	1,417,000	1,414,931
Columbia Pipeline Group, Inc. 4.5% 6/1/25	758,000	748,288
DCP Midstream Operating LP:
5.6% 4/1/44	697,000	663,179
6.45% 11/3/36 (b)	1,406,000	1,458,219
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)	2,009,000	1,950,990
Enbridge, Inc.:
4% 10/1/23	1,597,000	1,584,999
4.25% 12/1/26	1,006,000	988,201
Energy Transfer LP:
3.75% 5/15/30	1,314,000	1,212,573
3.9% 5/15/24 (c)	751,000	735,199
4.2% 9/15/23	673,000	670,535
4.5% 4/15/24	717,000	708,389
4.95% 6/15/28	2,298,000	2,282,069
5% 5/15/50	3,733,000	3,186,221
5.25% 4/15/29	1,165,000	1,160,505
5.4% 10/1/47	766,000	680,916
5.8% 6/15/38	1,282,000	1,258,158
6% 6/15/48	834,000	796,935
6.25% 4/15/49	800,000	792,582
Enterprise Products Operating LP 3.7% 2/15/26	2,725,000	2,660,715
Exxon Mobil Corp. 3.482% 3/19/30	7,630,000	7,290,159
Hess Corp.:
4.3% 4/1/27	2,776,000	2,709,723
5.6% 2/15/41	7,441,000	7,172,723
7.125% 3/15/33	569,000	630,803
7.3% 8/15/31	762,000	849,238
7.875% 10/1/29	2,490,000	2,796,675
Kinder Morgan Energy Partners LP 6.55% 9/15/40	261,000	268,443
Kinder Morgan, Inc. 5.55% 6/1/45	1,383,000	1,308,110
MPLX LP:
4.8% 2/15/29	640,000	634,046
4.875% 12/1/24	1,553,000	1,543,425
4.95% 9/1/32	3,480,000	3,403,314
5.5% 2/15/49	1,917,000	1,783,074
Occidental Petroleum Corp.:
5.55% 3/15/26	3,587,000	3,613,903
6.2% 3/15/40	965,000	970,211
6.45% 9/15/36	2,612,000	2,746,335
6.6% 3/15/46	3,240,000	3,406,487
7.5% 5/1/31	4,360,000	4,808,644
Petroleos Mexicanos:
4.5% 1/23/26	3,020,000	2,772,360
5.95% 1/28/31	2,067,000	1,572,780
6.35% 2/12/48	7,493,000	4,636,294
6.49% 1/23/27	2,174,000	1,972,905
6.5% 3/13/27	2,742,000	2,477,671
6.5% 1/23/29	3,157,000	2,699,235
6.7% 2/16/32	2,866,000	2,272,165
6.75% 9/21/47	6,872,000	4,441,030
6.84% 1/23/30	10,482,000	8,667,566
6.95% 1/28/60	4,473,000	2,868,870
7.69% 1/23/50	9,202,000	6,446,921
Phillips 66 Co. 3.85% 4/9/25	349,000	341,391
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	751,000	671,432
3.6% 11/1/24	789,000	768,806
Sabine Pass Liquefaction LLC 4.5% 5/15/30	4,528,000	4,367,815
The Williams Companies, Inc.:
3.5% 11/15/30	4,829,000	4,373,637
3.9% 1/15/25	690,000	676,512
4.3% 3/4/24	3,094,000	3,062,227
4.5% 11/15/23	994,000	989,941
4.55% 6/24/24	7,571,000	7,515,784
4.65% 8/15/32	3,633,000	3,501,686
5.3% 8/15/52	824,000	777,922
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	577,000	522,547
3.95% 5/15/50	1,863,000	1,481,116
Western Gas Partners LP:
3.95% 6/1/25	493,000	471,836
4.5% 3/1/28	1,136,000	1,072,384
4.65% 7/1/26	5,141,000	4,969,085
4.75% 8/15/28	656,000	624,453
		151,690,357
TOTAL ENERGY		152,899,206
FINANCIALS - 15.8%
Banks - 6.8%
Bank of America Corp.:
2.299% 7/21/32 (c)	8,618,000	6,945,223
3.419% 12/20/28 (c)	10,766,000	10,002,830
3.5% 4/19/26	2,852,000	2,741,392
3.864% 7/23/24 (c)	2,481,000	2,466,938
3.95% 4/21/25	2,342,000	2,265,983
4.2% 8/26/24	11,341,000	11,142,286
4.25% 10/22/26	2,419,000	2,343,148
4.45% 3/3/26	861,000	840,890
5.015% 7/22/33 (c)	18,422,000	18,218,021
Barclays PLC:
2.852% 5/7/26 (c)	4,594,000	4,290,557
4.375% 1/12/26	3,532,000	3,408,979
5.088% 6/20/30 (c)	4,171,000	3,859,265
5.2% 5/12/26	3,533,000	3,381,752
BNP Paribas SA 2.219% 6/9/26 (b)(c)	4,281,000	3,931,597
Citigroup, Inc.:
3.352% 4/24/25 (c)	2,815,000	2,743,504
3.875% 3/26/25	5,393,000	5,223,071
4.3% 11/20/26	983,000	950,831
4.412% 3/31/31 (c)	6,030,000	5,726,518
4.45% 9/29/27	9,708,000	9,413,826
4.6% 3/9/26	1,246,000	1,220,051
4.91% 5/24/33 (c)	5,644,000	5,539,771
5.5% 9/13/25	3,136,000	3,130,262
Citizens Financial Group, Inc. 2.638% 9/30/32	2,757,000	1,976,440
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)	1,485,000	1,290,324
Discover Bank 4.2% 8/8/23	1,617,000	1,602,098
First Citizens Bank & Trust Co. 3.929% 6/19/24 (c)	948,000	929,415
HSBC Holdings PLC:
4.25% 3/14/24	1,249,000	1,216,419
4.95% 3/31/30	988,000	969,884
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	2,462,000	2,362,873
5.71% 1/15/26 (b)	7,296,000	6,913,316
JPMorgan Chase & Co.:
2.956% 5/13/31 (c)	2,452,000	2,119,537
3.797% 7/23/24 (c)	3,247,000	3,230,158
3.875% 9/10/24	24,838,000	24,414,292
4.125% 12/15/26	7,993,000	7,803,815
4.493% 3/24/31 (c)	7,267,000	7,060,036
4.586% 4/26/33 (c)	15,530,000	15,038,089
4.912% 7/25/33 (c)	4,507,000	4,479,709
NatWest Group PLC:
3.073% 5/22/28 (c)	2,640,000	2,388,616
5.125% 5/28/24	11,650,000	11,436,330
NatWest Markets PLC 2.375% 5/21/23 (b)	4,936,000	4,909,897
Rabobank Nederland 4.375% 8/4/25	4,230,000	4,091,222
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	3,241,000	2,802,119
Societe Generale:
1.038% 6/18/25 (b)(c)	8,981,000	8,428,317
1.488% 12/14/26 (b)(c)	5,527,000	4,819,602
Wells Fargo & Co.:
2.406% 10/30/25 (c)	2,590,000	2,461,181
3.526% 3/24/28 (c)	5,273,000	4,975,023
4.478% 4/4/31 (c)	8,118,000	7,773,300
5.013% 4/4/51 (c)	11,974,000	11,261,626
Westpac Banking Corp. 4.11% 7/24/34 (c)	2,107,000	1,886,461
		258,426,794
Capital Markets - 3.8%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	3,145,000	3,030,442
4.25% 2/15/24	2,434,000	2,406,489
Ares Capital Corp.:
3.875% 1/15/26	7,074,000	6,521,002
4.2% 6/10/24	5,056,000	4,885,999
Credit Suisse Group AG:
2.593% 9/11/25 (b)(c)	6,006,000	5,562,757
3.75% 3/26/25	2,646,000	2,434,241
3.8% 6/9/23	4,872,000	4,774,546
3.869% 1/12/29 (b)(c)	2,282,000	2,031,670
4.194% 4/1/31 (b)(c)	5,461,000	4,848,276
4.55% 4/17/26	1,462,000	1,348,695
Deutsche Bank AG 4.5% 4/1/25	6,790,000	6,235,877
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	5,355,000	4,347,641
3.102% 2/24/33 (c)	2,100,000	1,803,417
3.691% 6/5/28 (c)	23,641,000	22,393,578
3.8% 3/15/30	8,794,000	8,188,713
4.25% 10/21/25	1,288,000	1,249,577
6.75% 10/1/37	1,275,000	1,378,656
Moody's Corp.:
3.25% 1/15/28	1,354,000	1,276,227
3.75% 3/24/25	2,881,000	2,821,686
4.875% 2/15/24	1,272,000	1,266,862
Morgan Stanley:
3.125% 7/27/26	12,469,000	11,808,599
3.622% 4/1/31 (c)	5,698,000	5,210,639
3.625% 1/20/27	6,245,000	6,010,433
3.737% 4/24/24 (c)	2,838,000	2,832,955
4.431% 1/23/30 (c)	2,495,000	2,406,467
4.889% 7/20/33 (c)	9,357,000	9,197,170
5% 11/24/25	8,309,000	8,236,720
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	2,838,000	2,757,035
UBS Group AG:
1.494% 8/10/27 (b)(c)	3,309,000	2,849,233
4.125% 9/24/25 (b)	2,986,000	2,855,419
		142,971,021
Consumer Finance - 2.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	6,272,000	5,867,069
2.45% 10/29/26	2,289,000	2,054,865
2.875% 8/14/24	3,404,000	3,251,954
3% 10/29/28	2,397,000	2,092,634
3.3% 1/30/32	2,564,000	2,124,088
3.5% 1/15/25	4,712,000	4,497,982
4.45% 4/3/26	1,774,000	1,703,832
4.875% 1/16/24	2,847,000	2,814,651
6.5% 7/15/25	2,058,000	2,072,878
Ally Financial, Inc.:
1.45% 10/2/23	1,254,000	1,211,874
3.05% 6/5/23	5,468,000	5,416,769
5.125% 9/30/24	1,214,000	1,174,615
5.8% 5/1/25	2,973,000	2,869,817
7.1% 11/15/27	4,120,000	4,184,847
8% 11/1/31	1,535,000	1,611,106
Capital One Financial Corp.:
2.6% 5/11/23	4,242,000	4,225,015
2.636% 3/3/26 (c)	2,766,000	2,562,541
3.273% 3/1/30 (c)	3,538,000	3,014,356
3.65% 5/11/27	7,652,000	6,969,188
3.8% 1/31/28	4,006,000	3,673,494
4.985% 7/24/26 (c)	3,566,000	3,437,328
5.247% 7/26/30 (c)	4,600,000	4,342,436
Discover Financial Services:
3.95% 11/6/24	1,616,000	1,540,902
4.1% 2/9/27	1,620,000	1,532,240
4.5% 1/30/26	2,660,000	2,564,690
6.7% 11/29/32	867,000	893,827
Ford Motor Credit Co. LLC:
4.063% 11/1/24	9,996,000	9,652,658
5.584% 3/18/24	3,546,000	3,523,270
Synchrony Financial:
3.95% 12/1/27	4,360,000	3,692,692
4.25% 8/15/24	3,797,000	3,588,962
4.375% 3/19/24	3,104,000	2,983,271
5.15% 3/19/29	4,769,000	4,192,227
		105,338,078
Diversified Financial Services - 1.2%
Blackstone Private Credit Fund:
4.7% 3/24/25	9,007,000	8,627,654
7.05% 9/29/25 (b)	4,363,000	4,302,169
Brixmor Operating Partnership LP:
4.05% 7/1/30	2,875,000	2,595,539
4.125% 6/15/26	2,638,000	2,499,310
4.125% 5/15/29	2,868,000	2,624,761
Corebridge Financial, Inc.:
3.5% 4/4/25 (b)	1,148,000	1,102,754
3.65% 4/5/27 (b)	3,963,000	3,712,720
3.85% 4/5/29 (b)	1,606,000	1,465,397
3.9% 4/5/32 (b)	1,912,000	1,654,529
4.35% 4/5/42 (b)	435,000	357,682
4.4% 4/5/52 (b)	1,286,000	1,005,955
Equitable Holdings, Inc.:
3.9% 4/20/23	384,000	383,458
4.35% 4/20/28	2,412,000	2,316,639
Jackson Financial, Inc.:
5.17% 6/8/27	1,735,000	1,729,438
5.67% 6/8/32	2,190,000	2,160,875
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	3,463,000	3,430,625
Pine Street Trust I 4.572% 2/15/29 (b)	3,240,000	3,046,183
Pine Street Trust II 5.568% 2/15/49 (b)	3,236,000	2,926,866
		45,942,554
Insurance - 1.2%
AIA Group Ltd.:
3.2% 9/16/40 (b)	1,979,000	1,477,656
3.375% 4/7/30 (b)	4,177,000	3,841,794
American International Group, Inc. 2.5% 6/30/25	4,506,000	4,262,578
Five Corners Funding Trust II 2.85% 5/15/30 (b)	6,263,000	5,379,572
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)	2,324,000	2,237,923
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	2,258,000	2,237,668
4.75% 3/15/39	1,036,000	981,657
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	3,298,000	2,315,480
MetLife, Inc. 4.55% 3/23/30	6,529,000	6,450,238
Pacific LifeCorp 5.125% 1/30/43 (b)	2,981,000	2,779,237
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	1,400,000	1,312,500
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	3,036,000	2,805,264
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	1,006,000	985,905
Unum Group:
3.875% 11/5/25	2,759,000	2,676,834
4% 6/15/29	2,503,000	2,333,957
5.75% 8/15/42	4,132,000	3,786,799
		45,865,062
TOTAL FINANCIALS		598,543,509
HEALTH CARE - 1.8%
Biotechnology - 0.3%
Amgen, Inc.:
5.15% 3/2/28	2,052,000	2,095,135
5.25% 3/2/30	1,874,000	1,916,693
5.25% 3/2/33	2,115,000	2,172,949
5.6% 3/2/43	2,009,000	2,069,872
5.65% 3/2/53	999,000	1,039,660
5.75% 3/2/63	1,820,000	1,888,495
		11,182,804
Health Care Providers & Services - 1.2%
Centene Corp.:
2.45% 7/15/28	5,569,000	4,816,227
2.625% 8/1/31	2,597,000	2,095,331
3.375% 2/15/30	2,896,000	2,526,598
4.25% 12/15/27	3,262,000	3,142,741
4.625% 12/15/29	5,066,000	4,763,256
Cigna Group:
3.05% 10/15/27	1,816,000	1,694,786
4.375% 10/15/28	3,443,000	3,392,627
4.8% 8/15/38	2,144,000	2,077,702
4.9% 12/15/48	2,141,000	2,014,717
CVS Health Corp.:
3% 8/15/26	355,000	338,735
3.625% 4/1/27	1,019,000	981,649
4.78% 3/25/38	3,388,000	3,229,714
HCA Holdings, Inc.:
3.5% 9/1/30	2,160,000	1,923,890
3.625% 3/15/32 (b)	487,000	429,305
5.625% 9/1/28	2,246,000	2,270,468
5.875% 2/1/29	2,447,000	2,499,912
Humana, Inc. 3.7% 3/23/29	1,508,000	1,418,757
Sabra Health Care LP 3.2% 12/1/31	5,311,000	3,895,422
Toledo Hospital 5.325% 11/15/28	1,197,000	994,190
		44,506,027
Pharmaceuticals - 0.3%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	2,477,000	2,423,742
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)	757,000	714,964
Mylan NV 4.55% 4/15/28	2,271,000	2,178,346
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,447,000	1,378,176
Viatris, Inc.:
1.65% 6/22/25	558,000	511,684
2.7% 6/22/30	2,837,000	2,305,832
3.85% 6/22/40	1,236,000	867,139
4% 6/22/50	2,134,000	1,403,161
		11,783,044
TOTAL HEALTH CARE		67,471,875
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.3%
BAE Systems PLC 3.4% 4/15/30 (b)	1,287,000	1,181,461
The Boeing Co.:
5.04% 5/1/27	1,681,000	1,693,192
5.15% 5/1/30	1,681,000	1,691,510
5.705% 5/1/40	1,703,000	1,722,767
5.805% 5/1/50	1,703,000	1,714,354
5.93% 5/1/60	1,680,000	1,677,994
		9,681,278
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	587,000	575,908
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
3% 9/15/23	498,000	491,455
3.375% 7/1/25	3,659,000	3,485,840
3.875% 7/3/23	3,168,000	3,153,096
4.25% 2/1/24	3,258,000	3,203,716
4.25% 9/15/24	2,024,000	1,981,203
		12,315,310
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	1,186,000	1,153,955
4.25% 4/15/26 (b)	897,000	843,427
4.375% 5/1/26 (b)	2,653,000	2,489,302
5.25% 5/15/24 (b)	2,164,000	2,142,269
		6,628,953
TOTAL INDUSTRIALS		29,201,449
INFORMATION TECHNOLOGY - 1.2%
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp.:
5.45% 6/15/23	983,000	982,613
5.85% 7/15/25	735,000	747,051
6.02% 6/15/26	888,000	911,368
6.1% 7/15/27	1,349,000	1,416,941
6.2% 7/15/30	1,167,000	1,217,019
		5,274,992
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.:
1.95% 2/15/28 (b)	944,000	821,199
2.45% 2/15/31 (b)	8,034,000	6,577,587
2.6% 2/15/33 (b)	8,034,000	6,300,103
3.5% 2/15/41 (b)	6,488,000	4,893,873
3.75% 2/15/51 (b)	3,045,000	2,242,505
		20,835,267
Software - 0.5%
Oracle Corp.:
1.65% 3/25/26	3,687,000	3,387,202
2.3% 3/25/28	5,824,000	5,212,034
2.8% 4/1/27	3,325,000	3,091,391
2.875% 3/25/31	6,114,000	5,231,761
3.6% 4/1/40	3,327,000	2,582,221
		19,504,609
TOTAL INFORMATION TECHNOLOGY		45,614,868
REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	2,366,000	2,301,345
American Homes 4 Rent LP:
2.375% 7/15/31	427,000	340,285
3.625% 4/15/32	1,758,000	1,522,261
Boston Properties, Inc.:
3.25% 1/30/31	2,203,000	1,742,721
4.5% 12/1/28	2,209,000	1,935,090
6.75% 12/1/27	2,669,000	2,640,808
Corporate Office Properties LP:
2% 1/15/29	328,000	254,871
2.25% 3/15/26	945,000	834,206
2.75% 4/15/31	914,000	677,163
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	745,000	645,563
3.5% 8/1/26	775,000	720,924
Healthpeak Op LLC:
3.25% 7/15/26	325,000	308,698
3.5% 7/15/29	373,000	341,686
Hudson Pacific Properties LP 4.65% 4/1/29	4,395,000	3,084,225
Invitation Homes Operating Partnership LP 4.15% 4/15/32	2,644,000	2,370,072
Kite Realty Group Trust:
4% 3/15/25	3,537,000	3,362,616
4.75% 9/15/30	5,514,000	4,982,712
LXP Industrial Trust (REIT):
2.7% 9/15/30	1,037,000	841,670
4.4% 6/15/24	818,000	800,497
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	3,556,000	2,600,912
3.375% 2/1/31	1,901,000	1,501,497
3.625% 10/1/29	3,357,000	2,813,835
4.375% 8/1/23	704,000	699,482
4.5% 1/15/25	1,520,000	1,456,341
4.5% 4/1/27	9,194,000	8,576,883
4.75% 1/15/28	3,623,000	3,357,501
4.95% 4/1/24	769,000	759,816
5.25% 1/15/26	3,228,000	3,170,717
Piedmont Operating Partnership LP 2.75% 4/1/32	834,000	572,697
Realty Income Corp.:
2.2% 6/15/28	453,000	399,453
2.85% 12/15/32	556,000	459,515
3.25% 1/15/31	579,000	510,032
3.4% 1/15/28	904,000	848,921
Retail Opportunity Investments Partnership LP:
4% 12/15/24	555,000	542,725
5% 12/15/23	418,000	413,149
Simon Property Group LP 2.45% 9/13/29	924,000	792,536
SITE Centers Corp.:
3.625% 2/1/25	1,284,000	1,214,830
4.25% 2/1/26	1,677,000	1,599,763
Store Capital Corp.:
2.75% 11/18/30	4,952,000	3,648,761
4.625% 3/15/29	1,018,000	902,888
Sun Communities Operating LP:
2.3% 11/1/28	948,000	809,014
2.7% 7/15/31	2,448,000	1,979,938
Ventas Realty LP:
3% 1/15/30	4,331,000	3,741,030
3.5% 2/1/25	3,658,000	3,522,030
4% 3/1/28	1,273,000	1,195,286
4.125% 1/15/26	884,000	857,298
4.375% 2/1/45	433,000	351,619
4.75% 11/15/30	5,686,000	5,432,125
VICI Properties LP:
4.375% 5/15/25	446,000	431,753
4.75% 2/15/28	3,531,000	3,347,052
4.95% 2/15/30	4,599,000	4,315,549
5.125% 5/15/32	1,205,000	1,135,279
Vornado Realty LP 2.15% 6/1/26	1,069,000	856,625
WP Carey, Inc.:
2.4% 2/1/31	2,157,000	1,760,260
3.85% 7/15/29	724,000	666,103
4% 2/1/25	3,043,000	2,946,989
		99,897,617
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 11/15/27	2,619,000	2,005,471
4.1% 10/1/24	2,878,000	2,653,990
4.55% 10/1/29	3,316,000	2,440,522
7.55% 3/15/28	3,596,000	3,224,975
CBRE Group, Inc. 2.5% 4/1/31	3,160,000	2,515,893
Tanger Properties LP:
2.75% 9/1/31	2,490,000	1,794,494
3.125% 9/1/26	3,468,000	3,148,252
		17,783,597
TOTAL REAL ESTATE		117,681,214
UTILITIES - 1.5%
Electric Utilities - 0.7%
Alabama Power Co. 3.05% 3/15/32	3,742,000	3,299,229
Cleco Corporate Holdings LLC:
3.375% 9/15/29	1,957,000	1,700,408
3.743% 5/1/26	7,482,000	7,108,862
Duke Energy Corp. 2.45% 6/1/30	1,580,000	1,346,490
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	750,000	607,633
2.775% 1/7/32 (b)	2,595,000	2,093,982
Entergy Corp. 2.8% 6/15/30	1,621,000	1,402,661
Eversource Energy 2.8% 5/1/23	2,901,000	2,892,554
Exelon Corp.:
2.75% 3/15/27	829,000	775,236
3.35% 3/15/32	1,006,000	896,189
4.05% 4/15/30	988,000	942,584
4.1% 3/15/52	745,000	611,547
4.7% 4/15/50	440,000	398,796
FirstEnergy Corp. 7.375% 11/15/31	1,946,000	2,182,815
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,224,000	1,189,253
		27,448,239
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)	914,997	952,626
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP 3.55% 6/15/26	1,074,000	1,023,520
The AES Corp.:
2.45% 1/15/31	1,088,000	885,777
3.3% 7/15/25 (b)	4,877,000	4,622,466
3.95% 7/15/30 (b)	4,253,000	3,807,711
		10,339,474
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co. 4.05% 4/15/25	7,058,000	7,019,492
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	449,000	413,647
NiSource, Inc.:
2.95% 9/1/29	4,856,000	4,315,413
3.6% 5/1/30	2,477,000	2,285,558
Puget Energy, Inc.:
4.1% 6/15/30	1,909,000	1,762,689
4.224% 3/15/32	3,417,000	3,127,551
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 6.9761% 5/15/67 (c)(d)	810,000	650,932
		19,575,282
TOTAL UTILITIES		58,315,621
TOTAL NONCONVERTIBLE BONDS (Cost $1,507,689,584)		1,312,091,126

U.S. Treasury Obligations - 31.5%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	22,865,200	15,215,183
1.75% 8/15/41	80,591,100	58,352,993
1.875% 11/15/51	50,329,100	34,270,972
2% 11/15/41	13,511,200	10,197,262
2% 8/15/51	200,421,400	140,976,100
2.25% 2/15/52	38,732,200	28,882,722
3% 2/15/47	55,093,200	47,941,844
3.375% 8/15/42	58,000,000	54,456,563
3.625% 2/15/53	1,270,000	1,260,872
U.S. Treasury Notes:
0.875% 9/30/26	17,031,000	15,423,699
1.125% 10/31/26	34,061,900	31,066,848
1.125% 8/31/28	70,526,300	61,928,152
1.25% 5/31/28	220,752,000	196,288,190
1.25% 9/30/28	15,938,200	14,064,216
1.5% 1/31/27	5,077,000	4,674,013
1.625% 9/30/26	58,426,000	54,379,543
1.75% 1/31/29	27,595,700	24,910,509
2.625% 7/31/29	37,400,000	35,372,219
2.75% 4/30/27	43,645,400	42,064,959
2.875% 5/15/32	105,403,000	100,305,776
3.5% 1/31/28	50,000,000	49,738,281
3.5% 2/15/33	120,900,000	121,088,906
3.875% 1/15/26	3,900,000	3,901,219
4.125% 11/15/32	35,600,000	37,407,813
4.375% 10/31/24	3,500,000	3,504,102
4.625% 3/15/26	9,360,000	9,573,525
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,388,599,639)		1,197,246,481

U.S. Government Agency - Mortgage Securities - 29.7%
	Principal Amount (a)	Value ($)
Fannie Mae - 7.9%
12 month U.S. LIBOR + 1.480% 3.796% 7/1/34 (c)(d)	3,336	3,387
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (c)(d)	3,981	4,068
12 month U.S. LIBOR + 1.630% 3.601% 11/1/36 (c)(d)	44,773	45,466
12 month U.S. LIBOR + 1.700% 3.187% 6/1/42 (c)(d)	31,658	32,478
12 month U.S. LIBOR + 1.730% 3.716% 5/1/36 (c)(d)	31,241	31,932
12 month U.S. LIBOR + 1.750% 3.999% 7/1/35 (c)(d)	3,126	3,165
12 month U.S. LIBOR + 1.780% 4.163% 2/1/36 (c)(d)	12,516	12,673
12 month U.S. LIBOR + 1.800% 4.05% 7/1/41 (c)(d)	14,260	14,634
12 month U.S. LIBOR + 1.810% 4.051% 7/1/41 (c)(d)	20,288	20,891
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (c)(d)	10,432	10,689
12 month U.S. LIBOR + 1.820% 4.195% 12/1/35 (c)(d)	12,594	12,803
12 month U.S. LIBOR + 1.830% 4.08% 10/1/41 (c)(d)	8,499	8,382
12 month U.S. LIBOR + 1.950% 3.622% 9/1/36 (c)(d)	23,344	23,673
12 month U.S. LIBOR + 1.950% 3.771% 7/1/37 (c)(d)	8,814	9,093
6 month U.S. LIBOR + 1.310% 3.438% 5/1/34 (c)(d)	18,707	18,654
6 month U.S. LIBOR + 1.420% 3.572% 9/1/33 (c)(d)	32,960	32,722
6 month U.S. LIBOR + 1.550% 4.627% 10/1/33 (c)(d)	2,174	2,199
6 month U.S. LIBOR + 1.560% 5.64% 7/1/35 (c)(d)	3,702	3,754
U.S. TREASURY 1 YEAR INDEX + 1.940% 3.87% 10/1/33 (c)(d)	33,837	34,460
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (c)(d)	3,030	3,081
U.S. TREASURY 1 YEAR INDEX + 2.220% 4.361% 8/1/36 (c)(d)	38,705	39,515
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.407% 10/1/33 (c)(d)	5,670	5,801
U.S. TREASURY 1 YEAR INDEX + 2.420% 4.165% 5/1/35 (c)(d)	7,380	7,553
1.5% 11/1/35 to 9/1/51	23,984,288	19,796,947
2% 2/1/28 to 4/1/52	60,017,758	50,623,546
2.5% 1/1/28 to 3/1/52	77,783,007	68,474,275
3% 8/1/32 to 2/1/52 (e)(f)	52,574,921	48,115,028
3.5% 8/1/37 to 4/1/52 (e)(f)	37,921,296	35,652,953
4% 7/1/39 to 9/1/52	25,152,582	24,432,962
4.5% to 4.5% 5/1/25 to 11/1/52	19,168,035	19,062,029
5% 9/1/25 to 12/1/52	16,215,091	16,345,474
5.5% 10/1/52 to 2/1/53	8,697,105	8,812,219
6% 10/1/34 to 12/1/52	6,058,400	6,246,771
6.5% 12/1/23 to 8/1/36	311,694	328,292
7% to 7% 11/1/23 to 8/1/32	42,450	43,575
7.5% to 7.5% 9/1/25 to 11/1/31	52,159	54,627
8% 1/1/30	221	236
8.5% 3/1/25	28	29
TOTAL FANNIE MAE		298,370,036
Freddie Mac - 5.2%
12 month U.S. LIBOR + 1.370% 3.634% 3/1/36 (c)(d)	25,705	25,741
12 month U.S. LIBOR + 1.880% 3.255% 4/1/41 (c)(d)	3,966	4,061
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (c)(d)	15,607	15,889
12 month U.S. LIBOR + 1.910% 3.22% 5/1/41 (c)(d)	31,980	32,733
12 month U.S. LIBOR + 1.910% 3.568% 5/1/41 (c)(d)	33,456	34,323
12 month U.S. LIBOR + 1.910% 3.791% 6/1/41 (c)(d)	40,090	41,139
12 month U.S. LIBOR + 1.910% 4.16% 6/1/41 (c)(d)	10,267	10,548
12 month U.S. LIBOR + 2.030% 4.158% 3/1/33 (c)(d)	323	326
12 month U.S. LIBOR + 2.160% 4.41% 11/1/35 (c)(d)	5,179	5,269
6 month U.S. LIBOR + 1.650% 4.446% 4/1/35 (c)(d)	21,639	21,995
6 month U.S. LIBOR + 2.680% 5.685% 10/1/35 (c)(d)	3,649	3,767
U.S. TREASURY 1 YEAR INDEX + 2.240% 4.372% 1/1/35 (c)(d)	3,288	3,338
1.5% 7/1/35 to 4/1/51	18,716,640	15,367,177
2% 5/1/35 to 4/1/52	50,017,082	42,614,148
2.5% 1/1/28 to 3/1/52 (e)	44,367,648	38,966,877
3% 6/1/31 to 4/1/52	20,058,230	18,334,694
3.5% 3/1/32 to 3/1/52	31,312,352	29,877,638
4% 5/1/37 to 10/1/52	13,388,405	13,107,029
4.5% 7/1/25 to 12/1/52	13,525,721	13,436,033
5% 1/1/40 to 1/1/53	11,401,160	11,529,860
5.5% 10/1/52 to 3/1/53	10,621,577	10,833,332
6% 4/1/32 to 8/1/37	176,482	183,811
6.5% 1/1/53	1,427,297	1,477,195
7.5% 8/1/26 to 11/1/31	6,238	6,630
8% 4/1/27 to 5/1/27	588	610
8.5% 5/1/27 to 1/1/28	978	1,012
TOTAL FREDDIE MAC		195,935,175
Ginnie Mae - 6.4%
3% 12/20/42 to 4/20/47	3,849,478	3,567,770
3.5% 12/20/40 to 1/20/50	2,792,445	2,657,020
4% 2/15/40 to 4/20/48	10,941,818	10,738,871
4.5% 5/15/39 to 5/20/41	2,350,381	2,360,438
5% 3/15/39 to 4/20/48	1,340,461	1,371,685
6.5% 4/15/35 to 11/15/35	27,827	29,506
7% 1/15/28 to 7/15/32	168,957	176,476
7.5% to 7.5% 1/15/24 to 10/15/28	28,189	29,148
8% 3/15/30 to 9/15/30	3,911	4,162
2% 11/20/50 to 4/20/51	17,622,670	15,017,633
2% 4/1/53 (g)	750,000	636,808
2% 4/1/53 (g)	7,200,000	6,113,358
2% 4/1/53 (g)	16,050,000	13,627,694
2% 4/1/53 (g)	12,050,000	10,231,384
2% 4/1/53 (g)	1,475,000	1,252,389
2% 4/1/53 (g)	6,450,000	5,476,550
2% 4/1/53 (g)	1,425,000	1,209,935
2% 4/1/53 (g)	2,700,000	2,292,509
2% 5/1/53 (g)	5,750,000	4,887,137
2% 5/1/53 (g)	15,700,000	13,344,009
2% 6/1/53 (g)	16,500,000	14,043,295
2.5% 12/20/51	148,626	130,935
2.5% 4/1/53 (g)	100,000	88,019
2.5% 4/1/53 (g)	300,000	264,056
2.5% 4/1/53 (g)	16,350,000	14,391,038
2.5% 4/1/53 (g)	4,050,000	3,564,752
2.5% 4/1/53 (g)	7,650,000	6,733,421
2.5% 4/1/53 (g)	3,825,000	3,366,711
2.5% 4/1/53 (g)	4,425,000	3,894,822
2.5% 4/1/53 (g)	1,625,000	1,430,302
2.5% 5/1/53 (g)	5,650,000	4,977,243
2.5% 5/1/53 (g)	9,500,000	8,368,816
2.5% 6/1/53 (g)	16,300,000	14,376,318
3% 4/1/53 (g)	3,200,000	2,910,932
3% 4/1/53 (g)	2,500,000	2,274,165
3% 4/1/53 (g)	3,000,000	2,728,998
3% 4/1/53 (g)	7,850,000	7,140,879
3% 4/1/53 (g)	6,325,000	5,753,638
3% 4/1/53 (g)	3,400,000	3,092,865
3% 4/1/53 (g)	650,000	591,283
3% 4/1/53 (g)	3,450,000	3,138,348
3% 5/1/53 (g)	3,450,000	3,140,100
3% 5/1/53 (g)	3,450,000	3,140,100
3% 5/1/53 (g)	8,950,000	8,146,056
3% 5/1/53 (g)	3,450,000	3,140,100
3.5% 4/1/53 (g)	8,600,000	8,062,979
3.5% 4/1/53 (g)	2,850,000	2,672,034
3.5% 5/1/53 (g)	8,350,000	7,815,078
4% 4/1/53 (g)	800,000	770,135
4.5% 4/1/53 (g)	1,350,000	1,329,695
4.5% 4/1/53 (g)	2,850,000	2,807,133
4.5% 4/1/53 (g)	1,350,000	1,329,695
5% 4/1/53 (g)	4,100,000	4,104,177
TOTAL GINNIE MAE		244,742,600
Uniform Mortgage Backed Securities - 10.2%
1.5% 4/1/38 (g)	3,000,000	2,638,473
1.5% 4/1/38 (g)	2,850,000	2,506,550
1.5% 5/1/53 (g)	1,400,000	1,101,131
2% 4/1/38 (g)	3,200,000	2,889,594
2% 4/1/38 (g)	1,700,000	1,535,097
2% 4/1/38 (g)	3,100,000	2,799,294
2% 4/1/53 (g)	3,600,000	2,974,611
2% 4/1/53 (g)	2,700,000	2,230,958
2% 4/1/53 (g)	3,900,000	3,222,495
2% 4/1/53 (g)	4,500,000	3,718,264
2% 4/1/53 (g)	2,800,000	2,313,586
2% 4/1/53 (g)	5,200,000	4,296,660
2% 4/1/53 (g)	1,650,000	1,363,363
2% 4/1/53 (g)	24,600,000	20,326,508
2% 4/1/53 (g)	19,600,000	16,195,104
2% 4/1/53 (g)	16,750,000	13,840,203
2% 4/1/53 (g)	6,400,000	5,288,197
2% 4/1/53 (g)	2,500,000	2,065,702
2% 4/1/53 (g)	3,000,000	2,478,842
2% 4/1/53 (g)	2,700,000	2,230,958
2% 5/1/53 (g)	15,800,000	13,070,049
2% 5/1/53 (g)	8,000,000	6,617,746
2% 5/1/53 (g)	7,650,000	6,328,220
2% 5/1/53 (g)	16,000,000	13,235,493
2% 5/1/53 (g)	8,000,000	6,617,746
2.5% 4/1/38 (g)	1,100,000	1,020,121
2.5% 4/1/53 (g)	600,000	517,148
2.5% 4/1/53 (g)	300,000	258,574
2.5% 4/1/53 (g)	5,000,000	4,309,570
2.5% 4/1/53 (g)	9,200,000	7,929,608
2.5% 4/1/53 (g)	5,500,000	4,740,526
2.5% 4/1/53 (g)	5,450,000	4,697,431
2.5% 4/1/53 (g)	1,200,000	1,034,297
2.5% 4/1/53 (g)	1,800,000	1,551,445
2.5% 4/1/53 (g)	1,800,000	1,551,445
2.5% 4/1/53 (g)	1,300,000	1,120,488
2.5% 4/1/53 (g)	3,100,000	2,671,933
2.5% 5/1/53 (g)	12,800,000	11,042,998
3% 4/1/53 (g)	1,500,000	1,345,079
3% 4/1/53 (g)	2,400,000	2,152,126
3% 4/1/53 (g)	8,650,000	7,756,621
3% 4/1/53 (g)	600,000	538,032
3% 4/1/53 (g)	500,000	448,360
3% 4/1/53 (g)	14,050,000	12,598,905
3% 4/1/53 (g)	4,700,000	4,214,580
3% 4/1/53 (g)	2,750,000	2,465,978
3% 4/1/53 (g)	1,325,000	1,188,153
3% 4/1/53 (g)	500,000	448,360
3% 5/1/53 (g)	8,650,000	7,763,041
3.5% 4/1/53 (g)	400,000	371,500
3.5% 4/1/53 (g)	3,100,000	2,879,123
3.5% 4/1/53 (g)	100,000	92,875
3.5% 4/1/53 (g)	825,000	766,218
3.5% 4/1/53 (g)	125,000	116,094
3.5% 4/1/53 (g)	400,000	371,500
3.5% 4/1/53 (g)	300,000	278,625
3.5% 4/1/53 (g)	3,625,000	3,366,717
3.5% 4/1/53 (g)	4,175,000	3,877,529
3.5% 4/1/53 (g)	6,450,000	5,990,434
3.5% 4/1/53 (g)	3,250,000	3,018,436
4% 4/1/53 (g)	525,000	502,072
4% 4/1/53 (g)	6,150,000	5,881,418
4% 4/1/53 (g)	8,550,000	8,176,606
4% 4/1/53 (g)	4,375,000	4,183,936
4% 4/1/53 (g)	5,175,000	4,948,998
4% 4/1/53 (g)	1,800,000	1,721,391
4% 4/1/53 (g)	300,000	286,898
4% 5/1/53 (g)	6,450,000	6,170,837
4% 5/1/53 (g)	5,700,000	5,453,298
4.5% 4/1/53 (g)	10,800,000	10,578,933
4.5% 4/1/53 (g)	1,000,000	979,531
4.5% 4/1/53 (g)	4,150,000	4,065,053
4.5% 4/1/53 (g)	1,050,000	1,028,507
5% 4/1/38 (g)	900,000	906,187
5% 4/1/38 (g)	1,300,000	1,308,937
5% 5/1/38 (g)	1,300,000	1,308,734
5% 4/1/53 (g)	4,700,000	4,686,596
5% 4/1/53 (g)	2,600,000	2,592,585
5% 4/1/53 (g)	4,100,000	4,088,307
5% 4/1/53 (g)	4,100,000	4,088,307
5.5% 4/1/53 (g)	800,000	808,125
5.5% 4/1/53 (g)	4,350,000	4,394,179
5.5% 4/1/53 (g)	5,600,000	5,656,874
5.5% 4/1/53 (g)	4,900,000	4,949,764
5.5% 4/1/53 (g)	6,000,000	6,060,936
5.5% 4/1/53 (g)	6,300,000	6,363,983
5.5% 4/1/53 (g)	800,000	808,125
5.5% 4/1/53 (g)	5,000,000	5,050,780
5.5% 5/1/53 (g)	1,250,000	1,262,256
5.5% 5/1/53 (g)	5,600,000	5,654,905
5.5% 5/1/53 (g)	2,950,000	2,978,923
5.5% 5/1/53 (g)	1,500,000	1,514,707
5.5% 5/1/53 (g)	1,400,000	1,413,726
5.5% 5/1/53 (g)	3,200,000	3,231,374
5.5% 5/1/53 (g)	1,600,000	1,615,687
5.5% 5/1/53 (g)	1,600,000	1,615,687
5.5% 5/1/53 (g)	2,400,000	2,423,531
5.5% 5/1/53 (g)	3,300,000	3,332,355
5.5% 5/1/53 (g)	2,500,000	2,524,511
5.5% 5/1/53 (g)	2,450,000	2,474,021
5.5% 6/1/53 (g)	4,850,000	4,895,847
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		388,366,141
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,170,418,004)		1,127,413,952

Asset-Backed Securities - 6.6%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	1,462,352	928,602
Series 2019-1 Class A, 3.844% 5/15/39 (b)	1,040,341	743,509
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	2,694,036	2,126,533
Class B, 4.458% 10/16/39 (b)	713,637	238,458
Series 2021-1A Class A, 2.95% 11/16/41 (b)	3,046,518	2,744,974
Series 2021-2A Class A, 2.798% 1/15/47 (b)	5,714,022	4,902,802
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 5.8924% 1/15/32 (b)(c)(d)	1,196,595	1,178,850
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 5.9224% 10/17/34 (b)(c)(d)	2,370,709	2,308,426
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 5.7977% 4/20/34 (b)(c)(d)	5,797,905	5,621,852
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 6.139% 7/20/35 (b)(c)(d)	3,019,149	2,958,531
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 5.9477% 7/20/34 (b)(c)(d)	2,835,654	2,756,945
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	857,459	720,493
Class B, 4.335% 1/16/40 (b)	268,430	119,692
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 6.1124% 10/15/32 (b)(c)(d)	3,103,607	3,056,227
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 5.8477% 4/25/34 (b)(c)(d)	1,923,930	1,864,765
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 5.9224% 7/15/34 (b)(c)(d)	3,574,230	3,493,595
Ares LVIII CLO LLC Series 2022-58A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.330% 5.9876% 1/15/35 (b)(c)(d)	4,768,241	4,625,389
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 5.8624% 4/15/34 (b)(c)(d)	4,022,144	3,905,799
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 6.0424% 4/17/33 (b)(c)(d)	1,232,474	1,209,427
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 5.9424% 10/15/36 (b)(c)(d)	2,392,281	2,327,259
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 5.8377% 4/25/34 (b)(c)(d)	4,224,812	4,114,642
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 6.0277% 1/20/32 (b)(c)(d)	3,831,965	3,779,088
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME TERM SOFR 3 MONTH INDEX + 1.300% 5.9576% 1/17/35 (b)(c)(d)	4,846,852	4,716,263
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 5.9224% 1/15/35 (b)(c)(d)	3,615,104	3,503,050
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	3,564,385	3,190,161
Class AA, 2.487% 12/16/41 (b)(c)	305,833	292,841
Series 2021-1A Class A, 2.443% 7/15/46 (b)	4,311,054	3,736,822
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 5.7824% 4/15/29 (b)(c)(d)	3,413,278	3,373,970
Capital One Multi-Asset Execution Trust Series 2022-A3 Class A, 4.95% 10/15/27	3,240,000	3,271,376
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	2,246,386	1,996,318
Class B, 5.095% 4/15/39 (b)	1,232,658	892,297
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	1,325,746	1,197,281
Series 2021-1A Class A, 3.474% 1/15/46 (b)	862,938	794,518
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 5.9077% 10/20/32 (b)(c)(d)	2,890,154	2,827,267
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 5.959% 4/20/35 (b)(c)(d)	4,498,016	4,375,067
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 5.9477% 10/25/34 (b)(c)(d)	2,218,566	2,151,406
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 5.8577% 4/20/34 (b)(c)(d)	3,494,185	3,375,460
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 5.9777% 10/20/34 (b)(c)(d)	3,598,073	3,486,644
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 6.0077% 4/20/34 (b)(c)(d)	3,860,350	3,745,358
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.700% 6.3586% 7/24/34 (b)(c)(d)	4,457,000	4,385,782
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 6.1177% 1/20/34 (b)(c)(d)	5,052,517	4,941,144
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	3,250,900	3,024,046
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 5.939% 4/20/35 (b)(c)(d)	2,526,193	2,452,792
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 5.9577% 10/20/34 (b)(c)(d)	2,388,876	2,322,348
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 6.0147% 1/18/32 (b)(c)(d)	2,929,325	2,888,947
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 5.9724% 4/17/33 (b)(c)(d)	2,441,104	2,395,001
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 5.9424% 10/15/35 (b)(c)(d)	3,177,977	3,082,317
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 6.0453% 2/20/35 (b)(c)(d)	1,889,869	1,830,639
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 5.8924% 4/15/31 (b)(c)(d)	1,638,378	1,610,784
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 5.9424% 1/15/35 (b)(c)(d)	4,330,149	4,227,563
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 6.0424% 1/15/34 (b)(c)(d)	1,005,251	983,888
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 5.9076% 7/19/34 (b)(c)(d)	2,577,919	2,518,676
Class AR, 3 month U.S. LIBOR + 1.080% 5.9516% 11/16/34 (b)(c)(d)	3,690,041	3,614,915
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 6.2153% 11/20/33 (b)(c)(d)	4,601,553	4,521,909
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	1,363,221	1,185,140
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	1,264,364	1,089,440
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 5.9453% 10/22/34 (b)(c)(d)	2,531,935	2,460,367
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 5.9619% 4/15/35 (b)(c)(d)	5,870,431	5,744,727
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 6.0024% 1/15/33 (b)(c)(d)	1,816,635	1,790,085
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 5.7353% 1/22/28 (b)(c)(d)	2,125,693	2,107,833
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME TERM SOFR 3 MONTH INDEX + 1.400% 6.0346% 4/19/34 (b)(c)(d)	4,047,691	3,960,164
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 5.9153% 1/22/35 (b)(c)(d)	4,115,814	3,977,321
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 5.9124% 7/15/34 (b)(c)(d)	2,572,810	2,515,171
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 6.0153% 1/22/31 (b)(c)(d)	1,296,427	1,263,267
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 5.9477% 10/20/34 (b)(c)(d)	1,041,994	1,014,413
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 5.9477% 10/25/34 (b)(c)(d)	4,363,331	4,251,062
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 5.8277% 4/20/34 (b)(c)(d)	3,374,400	3,291,015
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 5.7824% 1/15/34 (b)(c)(d)	3,525,408	3,460,780
Marlette Funding Trust Series 2022-1A Class A, 1.36% 4/15/32 (b)	1,623,360	1,605,221
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 5.8777% 10/20/30 (b)(c)(d)	3,646,194	3,601,871
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 6.0903% 1/25/36 (c)(d)	84,005	82,092
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 5.9377% 10/20/34 (b)(c)(d)	1,408,460	1,376,377
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	2,661,593	2,302,991
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	2,918,520	2,614,758
Class A2II, 4.008% 12/5/51 (b)	2,607,660	2,171,970
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	2,391,286	2,023,102
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 5.9277% 4/20/34 (b)(c)(d)	4,820,896	4,713,549
RR 7 Ltd. Series 2022-7A Class A1AB, CME TERM SOFR 3 MONTH INDEX + 1.340% 5.9976% 1/15/37 (b)(c)(d)	4,874,693	4,799,720
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	2,512,009	2,103,106
Class B, 4.335% 3/15/40 (b)	521,805	366,586
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	3,520,000	3,333,098
1.884% 7/15/50 (b)	1,356,000	1,224,152
2.328% 7/15/52 (b)	1,037,000	920,983
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 5.9735% 4/23/35 (b)(c)(d)	5,044,198	4,967,647
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 5.8524% 7/15/32 (b)(c)(d)	580,272	568,956
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 5.7776% 4/19/34 (b)(c)(d)	4,282,717	4,159,576
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 5.8877% 4/20/33 (b)(c)(d)	3,959,716	3,870,191
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 5.7053% 9/25/34 (c)(d)	3,946	3,745
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	2,771,458	2,332,819
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	3,628,685	2,970,768
Upstart Securitization Trust 3.12% 3/20/32 (b)	964,171	940,303
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 6.0777% 7/20/32 (b)(c)(d)	3,719,561	3,675,250
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 5.9576% 7/19/34 (b)(c)(d)	2,363,896	2,311,708
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 5.9577% 10/20/34 (b)(c)(d)	4,837,926	4,712,353
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 5.9424% 7/16/34 (b)(c)(d)	2,387,172	2,328,312
TOTAL ASSET-BACKED SECURITIES (Cost $264,824,855)		251,644,697

Collateralized Mortgage Obligations - 0.8%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.8%
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)	3,074,052	2,745,974
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)	4,586,702	3,883,961
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	1,408,392	1,335,390
CFMT Series 2022-HB10 Class A, 3.25% 11/25/35 (b)	5,926,314	5,706,080
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	1,315,627	1,274,195
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	3,727,603	3,645,313
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	4,525,527	4,283,329
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	1,681,172	1,504,393
Preston Ridge Partners Mortgage Trust Series 2021-2 Class A1, 2.115% 3/25/26 (b)	2,799,944	2,654,392
RMF Buyout Issuance Trust sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	1,131,847	1,089,964
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 6.0669% 7/20/34 (c)(d)	1,054	924
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	1,550,954	1,441,351
TOTAL PRIVATE SPONSOR		29,565,266
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	10,774	10,794
Series 1999-57 Class PH, 6.5% 12/25/29	37,536	38,309
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 11.8337% 6/16/37 (c)(h)	8,000	9,535
TOTAL U.S. GOVERNMENT AGENCY		58,638
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $31,411,646)		29,623,904

Commercial Mortgage Securities - 6.4%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 5.978% 1/15/39 (b)(c)(d)	2,741,961	2,633,293
Class B, CME Term SOFR 1 Month Index + 1.550% 6.378% 1/15/39 (b)(c)(d)	618,000	587,603
Class C, CME Term SOFR 1 Month Index + 2.150% 6.978% 1/15/39 (b)(c)(d)	437,000	413,043
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	2,189,000	2,011,523
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	491,000	411,776
Class CNM, 3.7186% 11/5/32 (b)(c)	248,000	197,996
BANK:
sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	218,564	204,088
Series 2019-BN21 Class A5, 2.851% 10/17/52	373,546	323,630
Series 2023-5YR1:
Class A2, 5.779% 3/15/56	700,000	707,000
Class A3, 6.26% 3/15/56	2,100,000	2,163,000
Series 2021-BN33 Class XA, 1.0569% 5/15/64 (c)(i)	13,444,448	776,524
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	778,315	738,318
Series 2019-B10 Class A4, 3.717% 3/15/62	721,545	662,309
Series 2018-B8 Class A5, 4.2317% 1/15/52	5,335,798	5,038,003
Series 2021-B27 Class XA, 1.2653% 7/15/54 (c)(i)	2,782,712	200,517
BFLD Trust floater sequential payer Series 2020-OBRK Class A, CME Term SOFR 1 Month Index + 2.160% 6.9915% 11/15/28 (b)(c)(d)	1,998,000	1,979,413
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 6.7251% 4/15/37 (b)(c)(d)	8,749,555	8,406,787
Class B, CME Term SOFR 1 Month Index + 2.440% 7.2741% 4/15/37 (b)(c)(d)	2,324,753	2,218,384
BX Commercial Mortgage Trust floater:
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 5.3741% 10/15/36 (b)(c)(d)	5,017,787	4,809,195
Class B, 1 month U.S. LIBOR + 0.890% 5.5838% 10/15/36 (b)(c)(d)	733,467	694,035
Class C, 1 month U.S. LIBOR + 1.090% 5.7836% 10/15/36 (b)(c)(d)	981,551	917,123
Class D, 1 month U.S. LIBOR + 1.290% 5.9833% 10/15/36 (b)(c)(d)	952,598	876,373
Class E, 1 month U.S. LIBOR + 1.940% 6.6325% 10/15/36 (b)(c)(d)	3,312,521	3,049,527
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 5.3363% 5/15/38 (b)(c)(d)	450,000	432,218
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 5.84% 2/15/39 (b)(c)(d)	5,227,304	5,032,314
Class B, CME Term SOFR 1 Month Index + 1.310% 6.1394% 2/15/39 (b)(c)(d)	1,862,550	1,798,067
Class C, CME Term SOFR 1 Month Index + 1.560% 6.3888% 2/15/39 (b)(c)(d)	1,862,550	1,770,421
Class D, CME Term SOFR 1 Month Index + 1.960% 6.7879% 2/15/39 (b)(c)(d)	1,862,550	1,742,765
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 7.31% 9/15/37 (b)(c)(d)	842,862	778,085
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 5.984% 4/15/34 (b)(c)(d)	1,864,321	1,785,703
Class C, 1 month U.S. LIBOR + 1.600% 6.284% 4/15/34 (b)(c)(d)	1,232,474	1,171,327
Class D, 1 month U.S. LIBOR + 1.900% 6.584% 4/15/34 (b)(c)(d)	1,293,785	1,223,174
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 6.0216% 10/15/36 (b)(c)(d)	4,508,712	4,424,877
Class C, CME Term SOFR 1 Month Index + 1.360% 6.1916% 10/15/36 (b)(c)(d)	1,877,095	1,835,166
Class D, CME Term SOFR 1 Month Index + 1.560% 6.3916% 10/15/36 (b)(c)(d)	2,998,333	2,913,296
Class E, CME Term SOFR 1 Month Index + 1.910% 6.7416% 10/15/36 (b)(c)(d)	3,735,372	3,627,079
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 5.3199% 10/15/26 (b)(c)(d)	1,100,000	1,052,553
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 6.9921% 10/15/39 (b)(c)(d)	2,303,000	2,274,134
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 6.3181% 4/15/37 (b)(c)(d)	4,410,285	4,309,435
Class B, CME Term SOFR 1 Month Index + 1.940% 6.7671% 4/15/37 (b)(c)(d)	2,248,335	2,185,656
Class C, CME Term SOFR 1 Month Index + 2.290% 7.1171% 4/15/37 (b)(c)(d)	507,614	488,376
Class D, CME Term SOFR 1 Month Index + 2.830% 7.6661% 4/15/37 (b)(c)(d)	425,051	397,745
floater sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 5.684% 4/15/34 (b)(c)(d)	5,401,930	5,254,542
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 5.8616% 10/15/36 (b)(c)(d)	4,069,256	4,023,085
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, 1 month U.S. LIBOR + 1.070% 5.754% 12/15/37 (b)(c)(d)	300,000	295,661
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	5,419,967	4,779,680
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 5.804% 6/15/34 (b)(c)(d)	4,478,252	4,350,118
Class B, 1 month U.S. LIBOR + 1.500% 6.184% 6/15/34 (b)(c)(d)	881,790	845,776
Class C, 1 month U.S. LIBOR + 1.750% 6.434% 6/15/34 (b)(c)(d)	996,169	935,592
CIM Retail Portfolio Trust floater Series 2021-RETL Class D, 1 month U.S. LIBOR + 3.050% 7.735% 8/15/36 (b)(c)(d)	482,680	477,092
COMM Mortgage Trust:
sequential payer Series 2014-CR18 Class A5, 3.828% 7/15/47	717,571	697,361
Series 2013-CR13 Class AM, 4.449% 11/10/46	3,340,144	3,281,777
Series 2013-LC13 Class AM, 4.557% 8/10/46 (b)	2,047,158	2,020,798
Series 2014-CR14 Class AM, 4.526% 2/10/47 (c)	4,110,694	4,017,449
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 5.664% 5/15/36 (b)(c)(d)	493,772	488,776
Class B, 1 month U.S. LIBOR + 1.230% 5.914% 5/15/36 (b)(c)(d)	2,354,143	2,315,441
Class C, 1 month U.S. LIBOR + 1.430% 6.114% 5/15/36 (b)(c)(d)	1,760,620	1,729,449
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	1,094,111	982,656
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	2,090,266	2,008,663
Class B, 4.5349% 4/15/36 (b)	642,635	610,254
Class C, 4.782% 4/15/36 (b)(c)	526,890	498,813
Class D, 4.782% 4/15/36 (b)(c)	862,334	804,949
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 5.386% 11/15/38 (b)(c)(d)	6,770,941	6,482,324
Class B, 1 month U.S. LIBOR + 1.120% 5.8052% 11/15/38 (b)(c)(d)	500,000	474,927
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 5.765% 7/15/38 (b)(c)(d)	2,191,552	2,124,211
Class B, 1 month U.S. LIBOR + 1.380% 6.065% 7/15/38 (b)(c)(d)	1,247,574	1,208,457
Class C, 1 month U.S. LIBOR + 1.700% 6.385% 7/15/38 (b)(c)(d)	920,549	891,501
Class D, 1 month U.S. LIBOR + 2.250% 6.935% 7/15/38 (b)(c)(d)	1,853,789	1,765,449
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	323,000	311,947
Series 2015-K051 Class A2, 3.308% 9/25/25	512,000	497,100
Series 2016-K054 Class A2, 2.745% 1/25/26	1,736,961	1,661,695
Series 2021-K136 Class A2, 2.127% 11/25/31	3,100,019	2,629,903
Series 2022-150 Class A2, 3.71% 9/25/32	1,200,000	1,150,546
Series 2022-K141 Class A2, 2.25% 2/25/32	703,000	600,461
Series 2022-K142 Class A2, 2.4% 3/25/32	1,600,000	1,392,860
Series 2022-K143 Class A2, 2.35% 3/25/32	300,000	257,927
Series 2022-K144 Class A2, 2.45% 4/25/32	1,618,000	1,401,635
Series 2022-K145 Class A2, 2.58% 5/25/32	732,000	640,543
Series 2022-K146 Class A2, 2.92% 6/25/32	1,527,000	1,374,360
Series 2022-K147 Class A2, 3% 6/25/32	1,888,000	1,710,220
Series 2017-K727 Class A2, 2.946% 7/25/24	1,220,385	1,191,472
Series K047 Class A2, 3.329% 5/25/25	2,827,416	2,755,905
Freddie Mac Multi-family Structured pass-thru certificates Series K044 Class A2, 2.811% 1/25/25	1,648,781	1,598,750
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 6.634% 9/15/31 (b)(c)(d)	1,679,538	1,644,513
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 5.634% 10/15/36 (b)(c)(d)	3,667,747	3,459,981
Class B, 1 month U.S. LIBOR + 1.150% 5.834% 10/15/36 (b)(c)(d)	544,915	506,342
Class C, 1 month U.S. LIBOR + 1.550% 6.234% 10/15/36 (b)(c)(d)	449,243	413,680
Series 2013-GC12 Class A/S, 3.375% 6/10/46	3,211,582	3,195,696
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.3156% 8/15/39 (b)(c)(d)	4,756,000	4,717,250
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 5.4236% 4/15/37 (b)(c)(d)	1,467,171	1,383,337
JPMBB Commercial Mortgage Securities Trust Series 2013-C17 Class A/S, 4.4584% 1/15/47	4,667,521	4,574,395
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/49	2,756,800	2,655,307
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	277,000	249,300
Class CFX, 4.9498% 7/5/33 (b)	505,398	419,480
Class DFX, 5.3503% 7/5/33 (b)	715,868	572,694
Class EFX, 5.3635% 7/5/33 (b)(c)	870,282	674,469
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.1223% 5/15/39 (b)(c)(d)	5,702,564	5,574,977
Class B, CME Term SOFR 1 Month Index + 1.790% 6.621% 5/15/39 (b)(c)(d)	4,064,838	3,932,355
Class C, CME Term SOFR 1 Month Index + 2.090% 6.9202% 5/15/39 (b)(c)(d)	2,311,651	2,224,720
Class D, CME Term SOFR 1 Month Index + 2.540% 7.369% 5/15/39 (b)(c)(d)	2,054,528	1,961,867
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 5.6415% 3/15/38 (b)(c)(d)	3,052,860	2,961,879
Class B, CME Term SOFR 1 Month Index + 0.990% 5.8215% 3/15/38 (b)(c)(d)	982,134	939,791
Class C, CME Term SOFR 1 Month Index + 1.210% 6.0415% 3/15/38 (b)(c)(d)	617,740	586,737
Class D, CME Term SOFR 1 Month Index + 1.510% 6.3415% 3/15/38 (b)(c)(d)	859,367	811,925
Class E, CME Term SOFR 1 Month Index + 1.860% 6.6915% 3/15/38 (b)(c)(d)	751,109	701,693
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 5.934% 8/15/33 (b)(c)(d)	1,961,058	1,617,873
Class C, 1 month U.S. LIBOR + 1.500% 6.184% 8/15/33 (b)(c)(d)	4,723,251	3,778,601
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	4,757,881	4,414,617
Series 2018-H4 Class A4, 4.31% 12/15/51	4,407,809	4,203,898
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)(c)	687,483	628,969
Class C, 3.1771% 11/10/36 (b)(c)	659,666	588,792
Natixis Commercial Mortgage Securities Trust sequential payer Series 2020-2PAC Class A, 2.966% 12/15/38 (b)	2,402,749	2,244,423
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 5.168% 10/15/36 (b)(c)(d)	5,922,075	5,644,423
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 6.2114% 12/15/37 (b)(c)(d)	257,834	254,550
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	1,701,038	1,743,366
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 6.8271% 2/15/39 (b)(c)(d)	1,190,000	1,119,070
Class C, CME Term SOFR 1 Month Index + 2.650% 7.4771% 2/15/39 (b)(c)(d)	619,000	580,000
SREIT Trust floater:
Series 2021-FLWR Class A, 1 month U.S. LIBOR + 0.570% 5.2606% 7/15/36 (b)(c)(d)	1,392,068	1,333,340
Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 5.4152% 11/15/38 (b)(c)(d)	4,572,244	4,378,781
Class B, 1 month U.S. LIBOR + 1.070% 5.7642% 11/15/38 (b)(c)(d)	2,618,793	2,494,367
Class C, 1 month U.S. LIBOR + 1.320% 6.0134% 11/15/38 (b)(c)(d)	1,626,457	1,532,665
Class D, 1 month U.S. LIBOR + 1.570% 6.2626% 11/15/38 (b)(c)(d)	1,068,976	1,001,973
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	3,269,943	2,558,110
Series 2020-LAB Class B, 2.453% 10/10/42 (b)	256,512	192,010
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 5.884% 5/15/31 (b)(c)(d)	2,496,000	2,321,280
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	1,900,655	1,810,541
Series 2018-C48 Class A5, 4.302% 1/15/52	1,574,228	1,497,116
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $256,032,330)		241,903,129

Municipal Securities - 0.6%
	Principal Amount (a)	Value ($)
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	766,364	765,249
5.1% 6/1/33	2,725,000	2,718,366
Series 2010-1, 6.63% 2/1/35	6,438,461	6,842,465
Series 2010-3:
6.725% 4/1/35	5,380,000	5,737,007
7.35% 7/1/35	2,920,357	3,205,566
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,110,000	4,486,194
TOTAL MUNICIPAL SECURITIES (Cost $27,073,656)		23,754,847

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
Emirate of Abu Dhabi 3.875% 4/16/50 (b)	3,236,000	2,758,690
Kingdom of Saudi Arabia:
3.25% 10/22/30 (b)	1,788,000	1,641,943
4.5% 4/22/60 (b)	1,363,000	1,192,029
State of Qatar 4.4% 4/16/50 (b)	4,036,000	3,723,210
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $12,067,058)		9,315,872

Supranational Obligations - 0.1%
	Principal Amount (a)	Value ($)
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $3,354,820)	3,349,000	3,338,075

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
Discover Bank 4.682% 8/9/28 (c)	1,567,000	1,434,227
KeyBank NA 6.95% 2/1/28	800,000	807,442
Regions Bank 6.45% 6/26/37	4,383,000	4,472,761
TOTAL BANK NOTES (Cost $8,626,800)		6,714,430

Fixed-Income Funds - 1.7%
	Shares	Value ($)
Fidelity Specialized High Income Central Fund (j) (Cost $72,783,706)	786,106	66,370,900

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (k) (Cost $88,299,368)	88,282,071	88,299,728

TOTAL INVESTMENT IN SECURITIES - 114.7% (Cost $4,831,181,466)	4,357,717,141
NET OTHER ASSETS (LIABILITIES) - (14.7)% (l)	(559,971,246)
NET ASSETS - 100.0%	3,797,745,895

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 4/1/53	(750,000)	(636,808)
2% 4/1/53	(4,200,000)	(3,566,126)
2% 4/1/53	(16,500,000)	(14,009,779)
2% 4/1/53	(5,750,000)	(4,882,196)
2% 4/1/53	(15,700,000)	(13,330,517)
2.5% 4/1/53	(1,625,000)	(1,430,302)
2.5% 4/1/53	(16,300,000)	(14,347,029)
2.5% 4/1/53	(5,650,000)	(4,973,050)
2.5% 4/1/53	(9,500,000)	(8,361,765)
3% 4/1/53	(3,450,000)	(3,138,348)
3% 4/1/53	(3,450,000)	(3,138,348)
3% 4/1/53	(3,450,000)	(3,138,348)
3% 4/1/53	(8,950,000)	(8,141,512)
3% 4/1/53	(150,000)	(136,450)
3% 4/1/53	(3,450,000)	(3,138,348)
3.5% 4/1/53	(8,350,000)	(7,828,590)
4.5% 4/1/53	(1,350,000)	(1,329,695)

TOTAL GINNIE MAE		(95,527,211)

Uniform Mortgage Backed Securities
2% 4/1/38	(3,300,000)	(2,979,894)
2% 4/1/53	(3,600,000)	(2,974,611)
2% 4/1/53	(2,700,000)	(2,230,958)
2% 4/1/53	(15,800,000)	(13,055,237)
2% 4/1/53	(4,500,000)	(3,718,264)
2% 4/1/53	(8,000,000)	(6,610,246)
2% 4/1/53	(2,800,000)	(2,313,586)
2% 4/1/53	(4,500,000)	(3,718,264)
2% 4/1/53	(5,200,000)	(4,296,660)
2% 4/1/53	(7,650,000)	(6,321,048)
2% 4/1/53	(725,000)	(599,054)
2% 4/1/53	(3,600,000)	(2,974,611)
2% 4/1/53	(2,700,000)	(2,230,958)
2% 4/1/53	(16,000,000)	(13,220,493)
2% 4/1/53	(8,000,000)	(6,610,246)
2.5% 4/1/53	(3,100,000)	(2,671,933)
2.5% 4/1/53	(600,000)	(517,148)
2.5% 4/1/53	(300,000)	(258,574)
2.5% 4/1/53	(1,700,000)	(1,465,254)
2.5% 4/1/53	(2,400,000)	(2,068,593)
2.5% 4/1/53	(1,300,000)	(1,120,488)
2.5% 4/1/53	(1,100,000)	(948,105)
2.5% 4/1/53	(1,300,000)	(1,120,488)
2.5% 4/1/53	(3,100,000)	(2,671,933)
2.5% 4/1/53	(12,800,000)	(11,032,498)
3% 4/1/53	(2,400,000)	(2,152,126)
3% 4/1/53	(1,500,000)	(1,345,079)
3% 4/1/53	(8,650,000)	(7,756,621)
3% 4/1/53	(600,000)	(538,032)
3% 4/1/53	(500,000)	(448,360)
3% 4/1/53	(2,500,000)	(2,241,798)
3% 4/1/53	(2,000,000)	(1,793,438)
3% 4/1/53	(500,000)	(448,360)
3% 4/1/53	(8,650,000)	(7,756,621)
3% 4/1/53	(300,000)	(269,016)
3% 4/1/53	(1,500,000)	(1,345,079)
3% 4/1/53	(2,400,000)	(2,152,126)
3% 4/1/53	(300,000)	(269,016)
3% 4/1/53	(300,000)	(269,016)
3.5% 4/1/53	(3,250,000)	(3,018,436)
3.5% 4/1/53	(400,000)	(371,500)
3.5% 4/1/53	(3,100,000)	(2,879,123)
3.5% 4/1/53	(825,000)	(766,218)
3.5% 4/1/53	(100,000)	(92,875)
3.5% 4/1/53	(125,000)	(116,094)
3.5% 4/1/53	(400,000)	(371,500)
3.5% 4/1/53	(300,000)	(278,625)
3.5% 4/1/53	(750,000)	(696,562)
3.5% 4/1/53	(2,300,000)	(2,136,124)
3.5% 4/1/53	(2,400,000)	(2,228,999)
3.5% 4/1/53	(400,000)	(371,500)
3.5% 4/1/53	(1,150,000)	(1,068,062)
3.5% 4/1/53	(1,150,000)	(1,068,062)
3.5% 4/1/53	(1,800,000)	(1,671,749)
3.5% 4/1/53	(2,400,000)	(2,228,999)
3.5% 4/1/53	(1,200,000)	(1,114,499)
3.5% 4/1/53	(400,000)	(371,500)
3.5% 4/1/53	(600,000)	(557,250)
4% 4/1/53	(300,000)	(286,898)
4% 4/1/53	(6,150,000)	(5,881,418)
4% 4/1/53	(525,000)	(502,072)
4% 4/1/53	(2,500,000)	(2,390,821)
4% 4/1/53	(6,450,000)	(6,168,317)
4% 4/1/53	(2,400,000)	(2,295,188)
4% 4/1/53	(5,700,000)	(5,451,071)
4.5% 4/1/53	(1,050,000)	(1,028,507)
4.5% 4/1/53	(1,950,000)	(1,910,085)
4.5% 4/1/53	(1,000,000)	(979,531)
4.5% 4/1/53	(1,050,000)	(1,028,507)
4.5% 4/1/53	(4,150,000)	(4,065,053)
4.5% 4/1/53	(4,600,000)	(4,505,842)
4.5% 4/1/53	(1,200,000)	(1,175,437)
4.5% 4/1/53	(2,200,000)	(2,154,968)
4.5% 4/1/53	(1,000,000)	(979,531)
5% 4/1/38	(1,300,000)	(1,308,937)
5% 4/1/53	(4,100,000)	(4,088,307)
5% 4/1/53	(1,200,000)	(1,196,578)
5% 4/1/53	(1,400,000)	(1,396,007)
5% 4/1/53	(1,300,000)	(1,296,292)
5% 4/1/53	(4,100,000)	(4,088,307)
5.5% 4/1/53	(5,000,000)	(5,050,780)
5.5% 4/1/53	(4,350,000)	(4,394,179)
5.5% 4/1/53	(800,000)	(808,125)
5.5% 4/1/53	(5,600,000)	(5,656,874)
5.5% 4/1/53	(4,900,000)	(4,949,764)
5.5% 4/1/53	(4,350,000)	(4,394,179)
5.5% 4/1/53	(5,800,000)	(5,858,905)
5.5% 4/1/53	(2,950,000)	(2,979,960)
5.5% 5/1/53	(2,450,000)	(2,474,021)
5.5% 5/1/53	(1,250,000)	(1,262,256)
5.5% 5/1/53	(4,900,000)	(4,948,042)
5.5% 5/1/53	(4,850,000)	(4,897,551)
5.5% 5/1/53	(1,400,000)	(1,413,726)
5.5% 5/1/53	(2,450,000)	(2,474,021)
5.5% 5/1/53	(2,450,000)	(2,474,021)
5.5% 5/1/53	(3,500,000)	(3,534,315)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(259,669,902)

TOTAL TBA SALE COMMITMENTS (Proceeds $355,296,264)		(355,197,113)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	76	Jun 2023	15,690,438	36,048	36,048
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	14	Jun 2023	1,975,750	(21,072)	(21,072)

TOTAL PURCHASED					14,976

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	219	Jun 2023	25,167,891	(164,829)	(164,829)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	173	Jun 2023	18,944,852	(188,550)	(188,550)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	207	Jun 2023	27,149,344	(1,222,766)	(1,222,766)

TOTAL SOLD					(1,576,145)

TOTAL FUTURES CONTRACTS					(1,561,169)
The notional amount of futures purchased as a percentage of Net Assets is 0.5%
The notional amount of futures sold as a percentage of Net Assets is 1.9%

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(1)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	2,410,000	55,907	(27,128)	28,779
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	2,850,000	66,114	(26,164)	39,950
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,110,000	25,750	(12,207)	13,543
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	4,680,000	108,566	(32,600)	75,966
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,150,000	49,875	(35,215)	14,660
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	560,000	12,991	(5,276)	7,715

TOTAL CREDIT DEFAULT SWAPS						319,203	(138,590)	180,613

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2025	18,480,000	338,434	0	338,434
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2028	13,580,000	429,000	0	429,000
3%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2030	784,000	29,221	0	29,221
TOTAL INTEREST RATE SWAPS							796,655	0	796,655

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $666,799,713 or 17.6% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,673,217.
(f)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $880,224.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(i)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Includes $145,000 of cash collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	162,014,784	253,407,967	327,123,023	1,908,255	-	-	88,299,728	0.2%
Fidelity Securities Lending Cash Central Fund 4.87%	-	236,961,022	236,961,022	29,753	-	-	-	0.0%
Fidelity Specialized High Income Central Fund	64,235,771	868,488	-	868,488	-	1,266,641	66,370,900	19.2%
Total	226,250,555	491,237,477	564,084,045	2,806,496	-	1,266,641	154,670,628

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Supranational Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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